Condensed Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended		123 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
Statement of Cash Flows [Abstract]
Net Loss	$ (1,000)	$ (5,000)	$ (341,491)
Adjustments to reconcile net income / (loss) to net cash used in operations
Stock issued for services	0	0	164,087
Changes in operating assets and liabilities
Increase / (Decrease) to accounts payable and accrued expenses	1,000	5,000	(2,957)
Net Cash Provided by / (Used In) Operating Activities	0	0	(180,361)
Cash Flows From Financing Activities
Proceeds from loans payable - related parties	0	0	191,167
Repayment of loans payable - related parties	0	0	(10,806)
Net Cash Provided by Financing Activities	0	0	180,361
Net Increase in Cash	0	0	0
Cash at Beginning of Period/Year	0		0
Cash at End of Period/Year	0		0
Cash paid for interest	0	0	0
Cash paid for taxes	0	0	0
Shares issued in conversion of loans payable - related parties	$ 0	$ 0	$ 303,622